General (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2020	Dec. 31, 2022	Nov. 02, 2021
General (Details) [Line Items]
Annual inflation period		40 years
Raised rates period		11 years
Nasdaq [Member] | IPO [Member]
General (Details) [Line Items]
Proceeds received from the IPO (in Dollars)	$ 169
Business Acquisition [Member]
General (Details) [Line Items]
Percentage of acquisition shares			100.00%